Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Aug. 31, 2018	May 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 9 – Property, Plant and Equipment

Property, plant and equipment consisted of the following at August 31, 2018 and May 31, 2018.

	August 31,	May 31,
	2018	2018
Office equipment	120,276	2,674
Furniture and fixtures	13,112	-
Leasehold improvements	$799,754	$-
Less: accumulated depreciation	(27,509)	(2,674)
Property, plant, and equipment, net	$905,633	$-

During the three months ended August 31, 2018, the Company acquired property, plant, and equipment with an aggregate fair value of $933,142 with the acquisition of Alternative Solutions, LLC. See note 3.

Depreciation expense totaled $27,509 and $223 for the three months ended August 31, 2018 and 2017 respectively.

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at May 31, 2018 and 2017.

	May 31,	May 31,
	2018	2017
Computer equipment	$2,674	$2,674
Property and equipment, gross	2,674	2,674
Less: accumulated depreciation	(2,674)	(1,784)
Property and equipment, net	$-	$890

Depreciation expense totaled $890 and $892 for the years ended May 31, 2018 and 2017, respectively.